Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

October 31, 2019

T02-QTLY-1219

1.9584805.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
BEVERAGES – 25.9%
Brewers – 0.8%
Molson Coors Brewing Co. Class B	71,725	$3,781,342
The Boston Beer Co., Inc. Class A (a)	3,813	1,427,816

		5,209,158

Distillers & Vintners – 2.9%
Brown-Forman Corp. Class B	112,761	7,388,101
Constellation Brands, Inc. Class A	56,832	10,816,834
MGP Ingredients, Inc.	8,957	384,166

		18,589,101

Soft Drinks – 22.2%
Coca-Cola Bottling Co. Consolidated	1,591	436,507
Monster Beverage Corp. (a)	130,579	7,329,399
National Beverage Corp.	3,712	163,180
PepsiCo, Inc.	454,089	62,287,388
Primo Water Corp. (a)	10,373	125,461
The Coca-Cola Co.	1,301,896	70,862,199

		141,204,134

TOTAL BEVERAGES		165,002,393

FOOD & STAPLES RETAILING – 20.9%
Drug Retail – 2.2%
Rite Aid Corp. (a)	23,573	216,872
Walgreens Boots Alliance, Inc.	256,455	14,048,605

		14,265,477

Food Distributors – 3.1%
Performance Food Group Co. (a)	43,737	1,863,634
SpartanNash Co.	17,934	234,846
Sysco Corp.	171,962	13,734,605
The Andersons, Inc.	9,763	179,834
The Chefs’ Warehouse, Inc. (a)	13,758	455,734
United Natural Foods, Inc. (a)	16,197	121,477
US Foods Holding Corp. (a)	79,692	3,161,382

		19,751,512

Food Retail – 1.7%
Casey’s General Stores, Inc.	15,611	2,666,515
Ingles Markets, Inc. Class A	7,646	301,482
Sprouts Farmers Market, Inc. (a)	47,148	915,143
The Kroger Co.	265,148	6,533,247
Village Super Market, Inc. Class A	5,811	153,991
Weis Markets, Inc.	7,240	278,667

		10,849,045

Hypermarkets & Super Centers – 13.9%
BJ’s Wholesale Club Holdings, Inc. (a)	43,667	1,165,909
Costco Wholesale Corp.	104,059	30,916,969
PriceSmart, Inc.	8,364	619,772
Walmart, Inc.	474,002	55,581,475

		88,284,125

TOTAL FOOD & STAPLES RETAILING		133,150,159

	Shares	Value
FOOD PRODUCTS – 17.3%
Agricultural Products – 2.0%
Archer-Daniels-Midland Co.	177,047	$7,443,056
Bunge Ltd.	44,645	2,410,830
Darling Ingredients, Inc. (a)	52,066	1,004,874
Fresh Del Monte Produce, Inc.	10,051	320,627
Ingredion, Inc.	21,051	1,663,029

		12,842,416

Packaged Foods & Meats – 15.3%
B&G Foods, Inc.	20,708	322,009
Calavo Growers, Inc.	5,265	456,634
Cal-Maine Foods, Inc.	9,697	386,813
Campbell Soup Co.	52,294	2,421,735
Conagra Brands, Inc.	153,572	4,154,123
Farmer Bros Co. (a)	3,447	44,225
Flowers Foods, Inc.	60,194	1,307,414
Freshpet, Inc. (a)	11,210	585,835
General Mills, Inc.	189,250	9,625,255
Hormel Foods Corp.	93,113	3,807,391
Hostess Brands, Inc. (a)	38,127	487,263
J&J Snack Foods Corp.	4,761	908,208
John B Sanfilippo & Son, Inc.	3,433	364,310
Kellogg Co.	80,742	5,129,539
Lamb Weston Holdings, Inc.	47,301	3,691,370
Lancaster Colony Corp.	6,101	849,137
Landec Corp. (a)	8,312	81,873
McCormick & Co., Inc. (non-vtg.)	39,768	6,390,320
Mondelez International, Inc. Class A	460,994	24,179,135
Pilgrim’s Pride Corp. (a)	19,594	594,874
Post Holdings, Inc. (a)	21,985	2,262,257
Sanderson Farms, Inc.	6,272	970,968
Seaboard Corp.	93	392,375
The Hain Celestial Group, Inc. (a)	29,682	701,683
The Hershey Co.	49,122	7,214,548
The JM Smucker Co.	35,950	3,799,196
The Kraft Heinz Co.	213,471	6,901,517
The Simply Good Foods Co. (a)	27,098	664,985
Tootsie Roll Industries, Inc.	5,644	193,476
TreeHouse Foods, Inc. (a)	17,664	954,209
Tyson Foods, Inc. Class A	94,301	7,807,180

		97,649,857

TOTAL FOOD PRODUCTS		110,492,273

HOUSEHOLD PRODUCTS – 23.1%
Household Products – 23.1%
Central Garden and Pet Co. (a)	3,384	101,588
Central Garden and Pet Co. Class A (a)	13,517	382,261
Church & Dwight Co., Inc.	79,845	5,584,359
Colgate-Palmolive Co.	260,189	17,848,965
Energizer Holdings, Inc.	20,979	891,398
Kimberly-Clark Corp.	109,712	14,578,531
Spectrum Brands Holdings, Inc.	13,867	696,262

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Common Stocks – continued

	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
The Clorox Co.	40,705	$6,011,721
The Procter & Gamble Co.	804,323	100,146,257
WD-40 Co.	4,368	818,563

TOTAL HOUSEHOLD PRODUCTS		147,059,905

PERSONAL PRODUCTS – 3.0%
Personal Products – 3.0%
Avon Products, Inc. (a)	148,996	639,193
Coty, Inc. Class A	99,980	1,168,766
Edgewell Personal Care Co. (a)	17,108	598,780
elf Beauty, Inc. (a)	11,234	188,731
Herbalife Nutrition Ltd. (a)	35,828	1,600,437
Inter Parfums, Inc.	5,976	462,722
Medifast, Inc.	4,366	484,364
Nu Skin Enterprises, Inc. Class A	17,449	777,876
The Estee Lauder Cos., Inc. Class A	70,920	13,210,268
USANA Health Sciences, Inc. (a)	4,441	329,123

TOTAL PERSONAL PRODUCTS		19,460,260

TOBACCO – 9.6%
Tobacco – 9.6%
Altria Group, Inc.	627,237	28,093,945
Philip Morris International, Inc.	383,542	31,235,661

	Shares	Value
Turning Point Brands, Inc.	7,384	$154,104
Universal Corp.	13,068	716,126
Vector Group Ltd.	65,311	796,794

TOTAL TOBACCO		60,996,630

TOTAL COMMON STOCKS (Cost $594,853,772)		636,161,620

Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (b) (Cost $319,000)	319,000	319,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $595,172,772)		636,480,620

NET OTHER ASSETS (LIABILITIES) – 0.1%		856,196

NET ASSETS – 100.0%		$637,336,816

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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